Trade accounts receivable (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Trade and other receivables
The following table summarises the trade accounts receivable outstanding in the consolidated statement of financial position as at the dates presented:

	Year ended 31 December
	2024	2023
	€ million	€ million
Trade accounts receivable, gross	2,622	2,601
Allowance for doubtful accounts	(58)	(54)
Total trade accounts receivable	2,564	2,547

Disclosure of ageing of trade accounts receivables
The following table summarises the ageing of trade accounts receivable, net of allowance for doubtful accounts, in the consolidated statement of financial position as at the dates presented:

	Year ended 31 December
	2024	2023
	€ million	€ million
Not past due	2,409	2,348
Past due 1 – 30 days	91	142
Past due 31 – 60 days	14	16
Past due 61 – 90 days	12	7
Past due 91 – 120 days	9	9
Past due 121+ days	29	25
Total trade accounts receivables	2,564	2,547

Disclosure of allowance for doubtful accounts
The following table summarises the change in the allowance for doubtful accounts for the periods presented:

Allowance for doubtful accounts
€ million
As at 31 December 2022	(57)
Provision for impairment recognised during the year	(9)
Receivables written off during the year as uncollectable	9
Reversals	2
Currency translation adjustments	1
As at 31 December 2023	(54)
Provision for impairment recognised during the year	(11)
Receivables written off during the year as uncollectable	3
Reversals	4
Currency translation adjustments	—
As at 31 December 2024	(58)